UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21475

Tamarack Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402-1240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-376-7000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

August 31, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 2.16%
California — 0.10%
$ 535,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16(Credit Support: AMBAC)	$532,148

Guam — 0.02%
140,000	Guam Power Authority Revenue, Series A, 5.00%, 10/1/24(Credit Support: AMBAC)	135,485

Massachusetts — 1.30%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, Callable 6/1/17 @100, 6.53%, 12/1/27(Credit Support: MBIA)	7,031,996

Utah — 0.74%
1,425,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series B-2, Class 1, Callable 1/1/17 @100 4.33%, 1/1/18	1,397,925

2,695,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series C-2, Class 1, Callable 1/1/17 @100 4.85%, 1/1/18	2,639,106

		4,037,031

Total Municipal Bonds (Cost $11,751,228)		11,736,660

Corporate Bonds — 0.59%
Diversified Financials — 0.59%
575,000	Atlantic Marine Corps Communities LLC, 5.34%, 12/1/49(Credit Support: MBIA)(a)	466,613
1,395,000	Fort Knox Military Housing Privatization Project, 2.80%, 2/15/49(Credit Support: AMBAC)(a)(b)	1,096,777
2,000,000	Pacific Beacon LLC, 3.19%, 7/15/49(Credit Support: AMBAC)(a)(b)	1,640,033

Total Corporate Bonds (Cost $3,859,973)		3,203,423

U.S. Government Agency Backed Mortgages — 104.98%
Fannie Mae — 72.50%
3,000,000	2.42%, 10/29/08	2,988,411
11,676,296	5.12%, 7/25/41	11,427,842
62,854	Pool #253173, 7.50%, 1/1/30	67,972
27,696	Pool #253174, 7.25%, 12/1/29	29,746
149,385	Pool #253212, 7.50%, 1/1/30	161,811
55,592	Pool #253214, 7.00%, 1/1/15	58,586
315,029	Pool #257611, 5.50%, 5/1/38	312,972
53,834	Pool #257612, 5.00%, 5/1/38	52,064
403,683	Pool #257613, 5.50%, 6/1/38	403,065
370,737	Pool #257631, 6.00%, 7/1/38	376,541
519,475	Pool #257632, 5.50%, 7/1/38	516,083
246,777	Pool #257645, 6.00%, 7/1/38	250,641
303,385	Pool #257649, 5.50%, 7/1/38	301,404
233,978	Pool #257656, 6.00%, 8/1/38	237,641
484,210	Pool #257663, 5.50%, 8/1/38	481,048
944,817	Pool #257857, 6.00%, 12/1/37	959,704
194,186	Pool #257868, 6.50%, 11/1/37	200,908
194,015	Pool #257869, 5.50%, 12/1/37	193,737
254,373	Pool #257875, 5.50%, 12/1/37	252,737
720,977	Pool #257890, 5.50%, 2/1/38	716,341
3,914,237	Pool #257892, 5.50%, 2/1/38	3,888,676
1,090,813	Pool #257893, 6.00%, 2/1/38	1,107,892
354,886	Pool #257897, 5.50%, 2/1/38	352,568
236,608	Pool #257898, 6.00%, 2/1/38	240,313
103,325	Pool #257899, 5.00%, 2/1/38	99,927
226,632	Pool #257900, 5.00%, 1/1/38	220,312
435,765	Pool #257901, 5.50%, 2/1/38	435,098
56,701	Pool #257902, 6.00%, 2/1/38	57,873
564,036	Pool #257903, 5.50%, 2/1/38	560,353
373,728	Pool #257904, 6.00%, 2/1/38	379,580
194,564	Pool #257913, 5.50%, 1/1/38	193,313
133,138	Pool #257914, 6.00%, 1/1/38	135,223
118,035	Pool #257919, 6.00%, 2/1/38	119,883
102,900	Pool #257925, 6.00%, 11/1/37	104,522
224,337	Pool #257926, 5.50%, 3/1/38	222,872
160,171	Pool #257927, 5.50%, 3/1/38	159,125
167,195	Pool #257928, 6.00%, 3/1/38	169,812
312,195	Pool #257942, 5.50%, 4/1/38	310,156
108,114	Pool #257943, 6.00%, 4/1/38	109,807
102,667	Pool #257973, 5.00%, 5/1/38	99,291
919,946	Pool #257974, 5.50%, 4/1/38	913,938
87,724	Pool #257995, 6.00%, 7/1/38	89,098
1,154,200	Pool #258000, 5.00%, 4/1/34	1,121,290
172,620	Pool #258001, 5.00%, 3/1/34	167,698
453,110	Pool #258002, 5.00%, 4/1/34	440,190
117,470	Pool #258005, 5.50%, 3/1/34	117,106
76,316	Pool #258022, 5.50%, 5/1/34	76,080
1,174,533	Pool #258024, 5.00%, 6/1/34	1,141,044
310,885	Pool #258025, 5.00%, 6/1/34	302,021
313,453	Pool #258027, 5.00%, 5/1/34	304,516
32,107	Pool #258028, 5.00%, 5/1/34	31,191
121,580	Pool #258030, 5.00%, 5/1/34	118,114
78,375	Pool #258031, 5.00%, 5/1/34	76,141
417,869	Pool #258049, 5.00%, 5/1/34	405,955
60,067	Pool #258050, 5.50%, 5/1/34	59,881
50,468	Pool #258051, 5.00%, 5/1/34	49,029
543,584	Pool #258070, 5.00%, 6/1/34	528,085
190,368	Pool #258090, 5.00%, 6/1/34	184,940
345,292	Pool #258092, 5.50%, 6/1/34	344,224

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$177,928	Pool #258093, 5.50%, 6/1/34	$177,378
84,560	Pool #258094, 5.00%, 6/1/34	82,149
64,774	Pool #258095, 5.50%, 7/1/34	64,573
474,613	Pool #258096, 5.00%, 7/1/34	461,081
83,345	Pool #258097, 5.50%, 6/1/34	83,087
52,272	Pool #258121, 5.50%, 6/1/34	52,110
329,310	Pool #258152, 5.50%, 8/1/34	328,291
478,943	Pool #258157, 5.00%, 8/1/34	465,287
83,441	Pool #258158, 5.50%, 8/1/34	83,183
242,765	Pool #258159, 5.50%, 8/1/34	242,014
199,764	Pool #258163, 5.50%, 8/1/34	199,146
133,283	Pool #258165, 5.50%, 8/1/34	132,871
143,185	Pool #258166, 5.50%, 9/1/34	142,742
231,407	Pool #258171, 5.50%, 10/1/34	230,692
142,131	Pool #258172, 5.50%, 10/1/34	141,692
451,680	Pool #258173, 5.50%, 10/1/34	450,283
170,557	Pool #258174, 5.50%, 10/1/34	170,030
202,635	Pool #258175, 5.50%, 9/1/34	202,008
455,395	Pool #258180, 5.00%, 10/1/34	442,410
167,139	Pool #258182, 5.00%, 10/1/34	162,373
88,221	Pool #258185, 5.50%, 10/1/34	87,948
174,207	Pool #258186, 5.50%, 11/1/34	173,668
153,511	Pool #258187, 5.50%, 11/1/34	153,037
901,318	Pool #258188, 5.50%, 11/1/34	898,530
242,866	Pool #258198, 5.50%, 10/1/34	242,115
101,310	Pool #258199, 5.50%, 9/1/34	100,997
126,173	Pool #258200, 5.50%, 11/1/34	125,783
127,910	Pool #258202, 5.00%, 11/1/34	124,263
242,154	Pool #258203, 5.50%, 10/1/34	241,406
296,571	Pool #258208, 5.50%, 11/1/34	295,654
163,459	Pool #258210, 5.50%, 11/1/34	162,953
114,079	Pool #258221, 5.50%, 11/1/34	113,726
50,005	Pool #258222, 5.00%, 11/1/34	48,580
144,860	Pool #258224, 5.50%, 12/1/34	144,412
148,476	Pool #258225, 5.50%, 11/1/34	148,017
297,909	Pool #258236, 5.00%, 12/1/34	289,415
180,875	Pool #258237, 5.50%, 1/1/35	180,118
1,189,607	Pool #258238, 5.00%, 1/1/35	1,155,688
46,485	Pool #258245, 5.50%, 12/1/34	46,341
307,983	Pool #258248, 5.50%, 1/1/35	305,491
118,487	Pool #258249, 5.00%, 12/1/34	115,108
104,981	Pool #258250, 5.50%, 11/1/34	105,182
158,094	Pool #258251, 5.50%, 1/1/35	157,605
83,481	Pool #258252, 5.50%, 12/1/34	83,223
438,065	Pool #258254, 5.50%, 12/1/34	436,710
624,590	Pool #258255, 5.50%, 1/1/35	622,658
145,698	Pool #258258, 5.00%, 1/1/35	141,270
622,512	Pool #258300, 5.00%, 3/1/35	603,595
143,040	Pool #258301, 5.50%, 2/1/35	142,441
200,077	Pool #258302, 5.00%, 3/1/35	193,997
301,770	Pool #258303, 5.00%, 2/1/35	294,108
285,350	Pool #258304, 5.00%, 2/1/35	276,679
425,621	Pool #258305, 5.00%, 3/1/35	412,687
72,237	Pool #258311, 5.00%, 2/1/35	70,042
85,235	Pool #258312, 5.50%, 2/1/35	84,878
330,318	Pool #258324, 5.50%, 4/1/35	328,935
339,174	Pool #258325, 5.50%, 4/1/35	337,755
634,203	Pool #258333, 5.00%, 4/1/35	614,931
356,318	Pool #258336, 5.00%, 4/1/35	345,490
140,424	Pool #258337, 5.00%, 4/1/35	136,156
460,450	Pool #258338, 5.00%, 4/1/35	446,457
266,528	Pool #258339, 5.00%, 4/1/35	258,429
78,629	Pool #258340, 5.00%, 3/1/35	76,239
94,975	Pool #258341, 5.00%, 4/1/35	92,089
104,497	Pool #258342, 5.00%, 4/1/35	101,844
534,722	Pool #258343, 5.00%, 4/1/35	518,473
129,519	Pool #258344, 5.00%, 3/1/35	125,583
85,947	Pool #258345, 5.00%, 3/1/35	83,336
246,563	Pool #258346, 5.00%, 3/1/35	239,071
1,207,388	Pool #258347, 5.00%, 4/1/35	1,170,698
93,018	Pool #258348, 5.00%, 4/1/35	90,192
253,776	Pool #258388, 5.50%, 6/1/35	252,714
508,222	Pool #258392, 5.00%, 6/1/35	492,778
633,964	Pool #258393, 5.00%, 5/1/35	614,700
426,631	Pool #258394, 5.00%, 5/1/35	413,667
722,847	Pool #258395, 5.50%, 6/1/35	719,821
364,838	Pool #258400, 5.00%, 6/1/35	353,751
698,876	Pool #258402, 5.00%, 6/1/35	677,639
76,528	Pool #258403, 5.00%, 6/1/35	74,202
103,017	Pool #258404, 5.00%, 6/1/35	99,886
88,533	Pool #258406, 5.50%, 5/1/35	88,162
180,112	Pool #258407, 5.00%, 5/1/35	174,639
68,578	Pool #258408, 5.00%, 5/1/34	66,622
208,989	Pool #258409, 5.00%, 5/1/35	202,639
113,289	Pool #258410, 5.00%, 4/1/35	109,846
122,763	Pool #258411, 5.50%, 5/1/35	122,249
56,053	Pool #258412, 5.50%, 5/1/35	55,819
162,780	Pool #258422, 5.00%, 6/1/35	157,834
142,672	Pool #258427, 5.00%, 7/1/35	138,337
170,125	Pool #258428, 5.00%, 7/1/35	164,956
93,774	Pool #258439, 5.50%, 6/1/35	93,382
427,629	Pool #258448, 5.00%, 8/1/35	414,634
140,271	Pool #258449, 5.50%, 7/1/35	139,684
1,144,857	Pool #258450, 5.50%, 8/1/35	1,140,064
57,607	Pool #258451, 5.50%, 7/1/35	57,366
309,187	Pool #258454, 5.50%, 7/1/35	307,893
349,480	Pool #258456, 5.00%, 8/1/35	338,860
133,283	Pool #258457, 5.00%, 8/1/35	129,233
581,325	Pool #258460, 5.00%, 8/1/35	563,660
168,579	Pool #258470, 5.00%, 7/1/35	163,457
228,755	Pool #258479, 5.50%, 7/1/35	227,797
648,168	Pool #258480, 5.00%, 8/1/35	628,472
326,331	Pool #258551, 5.50%, 11/1/35	324,965
352,958	Pool #258552, 5.00%, 11/1/35	342,232
61,565	Pool #258555, 5.00%, 10/1/35	59,694
204,726	Pool #258556, 5.50%, 11/1/35	203,869
121,912	Pool #258561, 5.50%, 11/1/35	121,402
128,674	Pool #258562, 5.50%, 11/1/35	128,135

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 117,309	Pool #258569, 5.00%, 10/1/35	$113,744
1,486,151	Pool #258571, 5.50%, 11/1/35	1,479,930
165,781	Pool #258595, 5.50%, 12/1/35	165,087
498,315	Pool #258596, 6.00%, 12/1/35	506,896
126,429	Pool #258598, 5.00%, 12/1/35	122,587
189,483	Pool #258599, 5.50%, 1/1/36	188,423
479,481	Pool #258600, 6.00%, 1/1/36	487,213
115,871	Pool #258610, 5.50%, 8/1/35	115,386
170,663	Pool #258621, 5.50%, 1/1/36	169,709
456,357	Pool #258626, 5.00%, 1/1/36	442,489
1,746,930	Pool #258627, 5.50%, 2/1/36	1,739,617
190,635	Pool #258633, 5.50%, 12/1/35	189,837
405,613	Pool #258634, 5.50%, 2/1/36	403,344
824,867	Pool #258643, 5.50%, 1/1/36	821,414
819,071	Pool #258644, 5.50%, 2/1/36	814,490
100,303	Pool #258650, 5.50%, 1/1/36	99,742
130,768	Pool #258651, 5.00%, 1/1/36	126,672
916,273	Pool #258658, 5.50%, 3/1/36	911,149
231,800	Pool #258663, 5.50%, 2/1/36	230,503
210,106	Pool #258721, 5.50%, 4/1/36	208,931
152,510	Pool #258736, 5.00%, 3/1/36	147,732
149,803	Pool #258737, 5.50%, 12/1/35	149,527
91,592	Pool #258763, 6.00%, 5/1/36	93,069
252,214	Pool #258765, 6.00%, 5/1/36	256,281
184,012	Pool #258766, 5.50%, 5/1/36	182,983
523,646	Pool #258767, 6.00%, 6/1/36	532,091
160,017	Pool #258773, 5.50%, 6/1/36	159,122
228,729	Pool #258779, 6.00%, 5/1/36	232,417
55,598	Pool #259004, 8.00%, 2/1/30	60,363
38,531	Pool #259011, 8.00%, 3/1/30	41,833
66,743	Pool #259030, 8.00%, 4/1/30	72,464
31,040	Pool #259178, 6.50%, 3/1/31	32,354
347,683	Pool #259181, 6.50%, 3/1/31	362,400
185,605	Pool #259187, 6.50%, 4/1/31	193,461
94,343	Pool #259190, 6.50%, 4/1/31	98,336
172,712	Pool #259191, 6.50%, 4/1/31	180,022
158,631	Pool #259201, 6.50%, 4/1/31	165,345
46,519	Pool #259213, 6.50%, 5/1/31	48,503
151,199	Pool #259256, 6.50%, 8/1/31	157,599
165,299	Pool #259266, 6.50%, 8/1/31	172,296
40,898	Pool #259284, 6.50%, 8/1/31	42,629
47,033	Pool #259306, 6.50%, 9/1/31	49,024
90,274	Pool #259309, 6.50%, 10/1/31	94,095
488,051	Pool #259316, 6.50%, 11/1/31	508,709
182,367	Pool #259327, 6.00%, 11/1/31	186,362
104,213	Pool #259331, 6.00%, 11/1/31	106,496
69,648	Pool #259333, 6.50%, 10/1/31	72,596
127,072	Pool #259369, 6.00%, 1/1/32	129,855
82,824	Pool #259372, 6.00%, 1/1/32	84,638
120,493	Pool #259373, 6.50%, 1/1/32	125,555
80,892	Pool #259376, 6.00%, 1/1/32	82,613
85,098	Pool #259377, 6.50%, 12/1/31	88,700
41,810	Pool #259378, 6.00%, 12/1/31	42,726
136,674	Pool #259381, 6.00%, 1/1/32	139,669
307,489	Pool #259390, 6.00%, 1/1/32	314,033
91,749	Pool #259391, 6.00%, 1/1/32	93,759
101,080	Pool #259392, 6.50%, 1/1/32	105,326
116,766	Pool #259393, 6.00%, 1/1/32	119,251
205,029	Pool #259397, 6.00%, 2/1/32	209,392
129,350	Pool #259398, 6.50%, 2/1/32	134,784
77,903	Pool #259412, 6.50%, 3/1/32	81,565
91,605	Pool #259440, 6.50%, 4/1/32	95,912
119,361	Pool #259468, 6.50%, 4/1/32	124,376
167,744	Pool #259471, 6.50%, 4/1/32	174,792
112,911	Pool #259522, 6.50%, 7/1/32	117,655
252,835	Pool #259559, 6.00%, 9/1/32	258,216
101,751	Pool #259560, 6.00%, 9/1/32	103,917
230,713	Pool #259590, 5.50%, 11/1/32	230,360
87,580	Pool #259592, 5.50%, 10/1/32	87,446
115,412	Pool #259593, 6.00%, 10/1/32	117,868
176,693	Pool #259598, 6.00%, 10/1/32	180,453
55,574	Pool #259599, 6.00%, 10/1/32	56,757
127,132	Pool #259601, 5.50%, 11/1/32	126,937
105,724	Pool #259607, 5.50%, 11/1/32	105,562
164,261	Pool #259610, 5.50%, 11/1/32	164,010
359,326	Pool #259611, 5.50%, 11/1/32	358,776
86,992	Pool #259612, 5.50%, 11/1/32	86,859
234,303	Pool #259614, 6.00%, 11/1/32	239,289
118,502	Pool #259623, 5.50%, 12/1/32	118,320
112,961	Pool #259625, 6.00%, 11/1/32	115,365
104,617	Pool #259634, 5.50%, 12/1/32	104,457
151,361	Pool #259636, 5.50%, 12/1/32	151,129
283,350	Pool #259650, 5.50%, 2/1/33	282,828
77,899	Pool #259655, 5.50%, 2/1/33	77,756
138,083	Pool #259656, 5.50%, 2/1/33	137,828
127,534	Pool #259658, 5.50%, 2/1/33	127,299
684,556	Pool #259659, 5.50%, 2/1/33	683,295
161,961	Pool #259660, 5.50%, 2/1/33	161,663
209,620	Pool #259665, 5.50%, 1/1/33	209,233
881,288	Pool #259666, 5.50%, 1/1/33	879,664
239,591	Pool #259667, 5.50%, 2/1/33	239,149
43,187	Pool #259671, 5.50%, 2/1/33	43,108
186,137	Pool #259686, 5.50%, 3/1/33	185,794
183,005	Pool #259688, 5.50%, 3/1/33	182,668
74,005	Pool #259689, 5.50%, 3/1/33	73,868
113,449	Pool #259692, 5.50%, 2/1/33	113,240
53,813	Pool #259722, 5.00%, 5/1/33	52,363
159,110	Pool #259723, 5.00%, 5/1/33	154,822
64,617	Pool #259724, 5.00%, 5/1/33	62,944
533,326	Pool #259725, 5.00%, 5/1/33	518,953
81,261	Pool #259726, 5.00%, 5/1/33	79,071
332,504	Pool #259728, 5.00%, 6/1/33	323,543
138,953	Pool #259729, 5.00%, 6/1/33	135,208
182,052	Pool #259731, 5.00%, 6/1/33	177,145
50,957	Pool #259732, 5.50%, 5/1/33	50,863
146,386	Pool #259733, 5.50%, 6/1/33	146,116
89,081	Pool #259734, 5.50%, 5/1/33	88,917
184,552	Pool #259735, 5.50%, 6/1/33	184,212

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 117,325	Pool #259740, 5.00%, 5/1/33	$114,750
413,055	Pool #259743, 5.00%, 6/1/33	401,923
399,390	Pool #259748, 5.00%, 6/1/33	388,627
237,772	Pool #259753, 5.00%, 7/1/33	231,364
83,916	Pool #259757, 5.00%, 6/1/33	81,654
792,085	Pool #259761, 5.00%, 6/1/33	770,738
325,389	Pool #259764, 5.00%, 7/1/33	316,620
280,869	Pool #259765, 5.00%, 7/1/33	273,300
212,102	Pool #259776, 5.00%, 6/1/33	206,386
160,257	Pool #259777, 5.00%, 7/1/33	155,938
178,614	Pool #259779, 5.00%, 7/1/33	173,800
118,001	Pool #259780, 5.00%, 7/1/33	114,821
107,503	Pool #259781, 5.00%, 7/1/33	104,606
116,319	Pool #259782, 5.00%, 7/1/33	113,184
233,503	Pool #259783, 5.00%, 7/1/33	227,210
66,003	Pool #259789, 5.00%, 7/1/33	64,224
121,361	Pool #259807, 5.00%, 8/1/33	118,090
237,885	Pool #259808, 5.00%, 8/1/33	231,474
157,768	Pool #259809, 5.00%, 8/1/33	153,516
292,967	Pool #259815, 5.00%, 8/1/33	285,071
700,413	Pool #259816, 5.00%, 8/1/33	681,537
88,762	Pool #259818, 5.00%, 8/1/33	86,370
36,692	Pool #259819, 5.00%, 8/1/33	35,703
95,234	Pool #259820, 5.00%, 8/1/33	92,667
264,908	Pool #259821, 5.00%, 7/1/33	259,093
479,372	Pool #259830, 5.00%, 8/1/33	468,849
799,295	Pool #259848, 5.00%, 9/1/33	777,753
141,442	Pool #259862, 5.50%, 9/1/33	141,182
275,084	Pool #259863, 5.50%, 10/1/33	274,577
190,518	Pool #259867, 5.50%, 10/1/33	190,167
353,026	Pool #259869, 5.50%, 10/1/33	352,375
121,125	Pool #259871, 5.50%, 9/1/33	120,902
325,615	Pool #259872, 5.50%, 11/1/33	325,015
209,841	Pool #259873, 5.50%, 10/1/33	209,454
156,649	Pool #259875, 5.50%, 10/1/33	156,360
277,102	Pool #259876, 5.50%, 10/1/33	276,592
100,071	Pool #259877, 5.50%, 9/1/33	99,886
235,074	Pool #259879, 5.50%, 10/1/33	234,641
129,071	Pool #259883, 5.00%, 10/1/33	125,592
136,525	Pool #259884, 5.50%, 11/1/33	136,273
48,573	Pool #259886, 5.50%, 10/1/33	48,484
111,810	Pool #259889, 5.50%, 11/1/33	111,604
327,861	Pool #259903, 5.50%, 11/1/33	327,257
42,475	Pool #259904, 5.50%, 11/1/33	42,397
180,916	Pool #259905, 5.50%, 11/1/33	180,582
332,810	Pool #259906, 5.50%, 11/1/33	332,196
47,558	Pool #259907, 5.50%, 11/1/33	47,471
244,554	Pool #259908, 5.50%, 11/1/33	244,103
153,515	Pool #259926, 5.50%, 12/1/33	153,232
65,689	Pool #259928, 5.50%, 12/1/33	65,568
325,724	Pool #259930, 5.00%, 11/1/33	316,945
176,951	Pool #259936, 5.50%, 11/1/33	176,625
235,230	Pool #259938, 5.50%, 12/1/33	234,797
27,582	Pool #259939, 5.50%, 11/1/33	27,531
143,898	Pool #259944, 5.50%, 1/1/34	143,453
112,139	Pool #259946, 5.50%, 12/1/33	111,932
381,269	Pool #259961, 5.50%, 3/1/34	380,089
262,690	Pool #259962, 5.50%, 3/1/34	261,878
436,357	Pool #259976, 5.00%, 3/1/34	423,915
149,622	Pool #259977, 5.00%, 3/1/34	145,356
50,003	Pool #259998, 5.00%, 3/1/34	48,577
772,979	Pool #380307, 6.53%, 6/1/16	807,091
266,980	Pool #381858, 6.85%, 8/1/09	269,622
667,857	Pool #381985, 7.97%, 9/1/17	749,616
581,172	Pool #382373, 7.58%, 5/1/18	647,671
626,798	Pool #383765, 6.70%, 6/1/19	667,531
1,141,115	Pool #383783, 6.38%, 5/1/11	1,182,927
1,010,465	Pool #385869, 5.41%, 2/1/21	990,172
2,426,779	Pool #386129, 5.43%, 5/1/21	2,378,199
2,471,485	Pool #386602, 4.66%, 10/1/13	2,428,388
4,802,559	Pool #386608, 5.37%, 11/1/21	4,685,016
2,781,924	Pool #386641, 5.80%, 12/1/33	2,813,866
732,161	Pool #386674, 5.51%, 11/1/21	722,220
468,637	Pool #386862, 4.78%, 5/1/14	461,189
3,740,720	Pool #387374, 5.60%, 5/1/23	3,736,360
2,351,916	Pool #387446, 5.22%, 6/1/20	2,293,812
956,899	Pool #387472, 4.89%, 6/1/15	940,526
9,632,278	Pool #387590, 4.90%, 9/1/15	9,457,776
372,524	Pool #557295, 7.00%, 12/1/29	394,803
31,916	Pool #572424, 6.50%, 3/1/31	33,267
57,242	Pool #575886, 7.50%, 1/1/31	61,902
108,171	Pool #576445, 6.00%, 1/1/31	110,541
69,534	Pool #576520, 5.50%, 3/1/16	71,232
58,885	Pool #577906, 6.50%, 4/1/31	61,378
247,722	Pool #579402, 6.50%, 4/1/31	258,285
390,538	Pool #583728, 6.50%, 6/1/31	407,069
244,257	Pool #585148, 6.50%, 7/1/31	254,596
6,504	Pool #586115, 7.00%, 10/1/30	6,888
312,230	Pool #590931, 6.50%, 7/1/31	325,544
173,847	Pool #590932, 6.50%, 7/1/31	181,205
280,107	Pool #590933, 6.50%, 7/1/31	292,050
63,153	Pool #591063, 6.50%, 7/1/31	65,826
324,039	Pool #601865, 6.50%, 4/1/31	338,261
200,622	Pool #601868, 6.00%, 7/1/29	205,456
342,154	Pool #607611, 6.50%, 11/1/31	356,637
137,264	Pool #613125, 6.50%, 10/1/31	143,074
97,109	Pool #624103, 6.00%, 2/1/32	99,237
1,068,367	Pool #634271, 6.50%, 5/1/32	1,113,254
372,700	Pool #640146, 5.00%, 12/1/17	375,684
162,281	Pool #644232, 6.50%, 6/1/32	169,150
160,233	Pool #644250, 6.00%, 8/1/32	163,643
230,651	Pool #644432, 6.50%, 7/1/32	241,495
55,279	Pool #644437, 6.50%, 6/1/32	57,602
336,941	Pool #644444, 6.50%, 6/1/32	351,098
238,393	Pool #647461, 6.00%, 6/1/32	243,466
463,909	Pool #656797, 6.00%, 10/1/32	476,102
492,644	Pool #656835, 5.50%, 11/1/32	494,353
126,091	Pool #657250, 6.00%, 10/1/32	128,775

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 477,410	Pool #661800, 6.00%, 9/1/32	$487,570
5,810,586	Pool #663159, 5.00%, 7/1/32	5,648,540
110,445	Pool #666206, 5.50%, 9/1/32	110,276
306,632	Pool #670278, 5.50%, 11/1/32	306,163
156,311	Pool #670285, 5.50%, 12/1/32	156,071
263,271	Pool #676702, 5.50%, 11/1/32	262,869
291,148	Pool #677591, 5.50%, 12/1/32	290,703
1,094,746	Pool #679004, 5.00%, 9/1/32	1,065,926
879,526	Pool #679006, 6.00%, 8/1/32	898,244
217,360	Pool #681752, 5.50%, 12/1/32	218,114
321,103	Pool #681819, 5.50%, 1/1/33	320,511
1,439,342	Pool #681883, 6.00%, 3/1/33	1,468,175
662,070	Pool #683087, 5.00%, 1/1/18	667,371
620,785	Pool #684570, 5.00%, 12/1/32	604,443
140,357	Pool #684571, 6.00%, 12/1/32	143,344
448,551	Pool #684644, 4.50%, 6/1/18	444,500
485,583	Pool #686542, 5.50%, 3/1/33	485,599
221,350	Pool #686544, 5.50%, 2/1/33	221,011
745,466	Pool #686565, 5.50%, 4/1/33	744,093
360,808	Pool #688972, 5.50%, 4/1/33	360,143
603,973	Pool #689034, 5.00%, 5/1/33	587,696
487,556	Pool #689667, 5.50%, 4/1/33	486,810
514,163	Pool #695960, 5.00%, 1/1/33	500,627
895,764	Pool #695961, 5.50%, 1/1/33	894,393
342,941	Pool #695962, 6.00%, 11/1/32	350,240
113,145	Pool #695963, 6.50%, 11/1/32	117,899
949,246	Pool #696407, 5.50%, 4/1/33	947,497
3,193,201	Pool #702478, 5.50%, 6/1/33	3,187,317
1,011,210	Pool #702479, 5.00%, 6/1/33	983,957
583,196	Pool #703210, 5.50%, 9/1/32	583,215
1,177,957	Pool #703851, 5.50%, 4/1/33	1,175,787
230,841	Pool #705576, 5.50%, 5/1/33	230,415
1,425,247	Pool #720025, 5.00%, 8/1/33	1,386,836
1,556,515	Pool #723066, 5.00%, 4/1/33	1,514,566
1,087,663	Pool #723067, 5.50%, 5/1/33	1,085,659
851,760	Pool #723068, 4.50%, 5/1/33	801,471
874,359	Pool #723070, 4.50%, 5/1/33	822,463
982,554	Pool #723074, 4.50%, 5/1/33	924,236
873,568	Pool #723328, 5.00%, 9/1/33	850,025
209,286	Pool #723728, 5.00%, 7/1/33	203,646
241,474	Pool #723730, 5.50%, 7/1/33	241,030
807,374	Pool #727311, 4.50%, 9/1/33	759,454
4,230,713	Pool #727312, 5.00%, 9/1/33	4,116,694
599,775	Pool #727315, 6.00%, 10/1/33	612,570
780,801	Pool #728648, 5.00%, 7/1/33	759,758
446,595	Pool #728700, 5.00%, 7/1/33	434,559
1,845,660	Pool #737198, 5.00%, 8/1/33	1,795,919
1,929,693	Pool #737250, 5.00%, 8/1/33	1,877,687
1,541,343	Pool #738589, 5.00%, 9/1/33	1,499,803
458,720	Pool #738683, 5.00%, 9/1/33	446,358
1,670,731	Pool #739269, 5.00%, 9/1/33	1,625,705
699,179	Pool #743593, 5.50%, 10/1/33	697,890
728,128	Pool #743594, 5.00%, 10/1/33	708,505
649,280	Pool #743595, 5.50%, 10/1/33	648,083
324,162	Pool #748041, 4.50%, 10/1/33	305,505
1,242,647	Pool #749891, 5.00%, 9/1/33	1,209,157
878,948	Pool #749897, 4.50%, 9/1/33	826,779
701,435	Pool #750984, 5.00%, 12/1/18	707,051
606,784	Pool #751008, 5.00%, 12/1/18	611,643
821,066	Pool #753533, 5.00%, 11/1/33	798,938
679,313	Pool #755508, 5.00%, 11/1/18	684,752
1,482,262	Pool #755510, 4.00%, 12/1/18	1,420,240
192,093	Pool #755514, 6.00%, 11/1/33	195,941
321,647	Pool #755679, 6.00%, 1/1/34	328,090
532,357	Pool #755745, 5.00%, 1/1/34	518,010
560,514	Pool #755746, 5.50%, 12/1/33	559,482
595,777	Pool #755780, 5.50%, 2/1/34	593,935
4,852,922	Pool #759044, 4.50%, 10/1/18	4,809,585
656,817	Pool #763551, 5.50%, 3/1/34	655,311
1,377,472	Pool #763820, 5.50%, 1/1/34	1,373,212
709,811	Pool #763824, 5.00%, 3/1/34	689,572
712,688	Pool #765216, 5.00%, 1/1/19	717,503
863,002	Pool #765217, 4.50%, 1/1/19	852,782
473,809	Pool #765296, 5.00%, 2/1/34	460,299
603,202	Pool #765306, 5.00%, 2/1/19	607,881
132,606	Pool #770099, 5.50%, 2/1/34	132,196
568,673	Pool #773023, 5.50%, 3/1/34	566,915
754,927	Pool #773024, 5.50%, 3/1/34	752,592
517,783	Pool #773084, 4.50%, 3/1/19	511,651
1,313,672	Pool #773086, 4.50%, 3/1/19	1,298,115
675,708	Pool #773091, 4.00%, 3/1/19	644,056
474,933	Pool #773096, 4.50%, 3/1/19	469,309
851,941	Pool #773175, 5.00%, 5/1/34	827,649
346,578	Pool #773188, 6.00%, 7/1/34	352,980
773,944	Pool #773476, 5.50%, 7/1/19	789,456
964,773	Pool #773547, 5.00%, 5/1/34	937,265
866,705	Pool #773553, 5.00%, 4/1/34	841,992
1,149,321	Pool #773568, 5.50%, 5/1/34	1,145,767
492,336	Pool #773575, 6.00%, 7/1/34	501,429
792,020	Pool #776849, 5.00%, 11/1/34	769,437
980,158	Pool #776850, 5.50%, 11/1/34	977,127
401,508	Pool #776851, 6.00%, 10/1/34	408,924
987,706	Pool #777444, 5.50%, 5/1/34	984,651
3,116,869	Pool #777621, 5.00%, 2/1/34	3,032,868
1,231,336	Pool #777622, 5.00%, 1/1/34	1,198,151
883,981	Pool #777627, 5.00%, 2/1/34	860,158
442,637	Pool #779124, 5.00%, 5/1/34	430,016
482,480	Pool #781437, 6.00%, 8/1/34	491,391
768,653	Pool #781741, 6.00%, 9/1/34	782,850
787,076	Pool #781907, 5.00%, 2/1/21	785,507
1,193,922	Pool #781954, 5.00%, 6/1/34	1,159,880
969,981	Pool #781959, 5.50%, 6/1/34	966,981
691,937	Pool #781960, 5.50%, 6/1/34	689,797
1,183,724	Pool #783892, 5.50%, 12/1/34	1,180,063
1,015,204	Pool #783893, 5.50%, 12/1/34	1,012,064
998,969	Pool #783929, 5.50%, 10/1/34	995,879
469,384	Pool #788329, 6.50%, 8/1/34	487,345
188,043	Pool #790282, 6.00%, 7/1/34	191,517

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 642,330	Pool #797623, 5.00%, 7/1/35	$622,811
315,215	Pool #797626, 5.50%, 7/1/35	313,895
210,651	Pool #797627, 5.00%, 7/1/35	204,250
268,610	Pool #797674, 5.50%, 9/1/35	267,485
1,482,815	Pool #798725, 5.50%, 11/1/34	1,478,229
480,728	Pool #799547, 5.50%, 9/1/34	479,242
357,231	Pool #799548, 6.00%, 9/1/34	364,388
4,000,537	Pool #806754, 4.50%, 9/1/34	3,754,340
1,281,766	Pool #806757, 6.00%, 9/1/34	1,305,440
4,246,454	Pool #806759, 4.50%, 9/1/34	3,988,095
6,516,377	Pool #806761, 5.50%, 9/1/34	6,496,224
870,777	Pool #808185, 5.50%, 3/1/35	867,132
1,169,565	Pool #808205, 5.00%, 1/1/35	1,134,025
99,901	Pool #813941, 4.50%, 11/1/20	98,375
121,285	Pool #813942, 5.00%, 11/1/20	121,460
2,587,520	Pool #814624, 5.50%, 4/1/35	2,576,687
2,356,092	Pool #815009, 5.00%, 4/1/35	2,284,495
1,296,739	Pool #817641, 5.00%, 11/1/35	1,257,333
1,428,043	Pool #820334, 5.00%, 9/1/35	1,384,648
1,233,876	Pool #820335, 5.00%, 9/1/35	1,196,381
868,097	Pool #820336, 5.00%, 9/1/35	842,802
1,443,391	Pool #822008, 5.00%, 5/1/35	1,399,529
866,486	Pool #822891, 6.00%, 1/1/36	880,459
2,384,439	Pool #829005, 5.00%, 8/1/35	2,311,981
228,463	Pool #829006, 5.50%, 9/1/35	227,506
497,741	Pool #829007, 4.50%, 8/1/35	466,176
191,808	Pool #829117, 5.50%, 9/1/35	191,005
91,715	Pool #829118, 5.50%, 9/1/35	91,331
1,334,118	Pool #829274, 5.00%, 8/1/35	1,293,577
1,491,832	Pool #829275, 5.00%, 8/1/35	1,446,499
1,503,214	Pool #829276, 5.00%, 8/1/35	1,457,535
1,289,787	Pool #829277, 5.00%, 8/1/35	1,250,593
218,811	Pool #829356, 5.00%, 9/1/35	212,162
4,055,016	Pool #829649, 5.50%, 3/1/35	4,042,475
1,750,524	Pool #835287, 5.00%, 8/1/35	1,697,329
583,299	Pool #843586, 5.50%, 11/1/35	580,857
282,585	Pool #843587, 6.00%, 12/1/35	287,451
5,393,947	Pool #844361, 5.50%, 11/1/35	5,371,365
1,122,915	Pool #845245, 5.50%, 11/1/35	1,118,214
666,449	Pool #845246, 5.00%, 11/1/35	646,197
1,842,836	Pool #849276, 5.50%, 12/1/35	1,835,122
2,730,978	Pool #866969, 6.00%, 2/1/36	2,775,018
839,722	Pool #867410, 5.50%, 4/1/36	835,026
500,181	Pool #867569, 6.00%, 2/1/36	508,247
701,411	Pool #867574, 5.50%, 2/1/36	697,489
923,312	Pool #868849, 6.00%, 4/1/36	938,201
993,894	Pool #870599, 6.00%, 6/1/36	1,009,922
827,980	Pool #870684, 6.00%, 7/1/36	841,332
1,115,148	Pool #871072, 5.50%, 2/1/37	1,107,978
781,115	Pool #873819, 6.39%, 8/1/24	823,927
5,248,100	Pool #874136, 5.57%, 12/1/16	5,319,399
3,430,190	Pool #874147, 5.35%, 12/1/16	3,436,472
3,328,986	Pool #874900, 5.45%, 10/1/17	3,342,360
1,063,562	Pool #881425, 6.00%, 7/1/36	1,080,713
879,271	Pool #882044, 6.00%, 5/1/36	894,412
738,744	Pool #883589, 6.00%, 4/1/36	750,657
754,844	Pool #884693, 5.50%, 4/1/36	750,622
4,339,227	Pool #885724, 5.50%, 6/1/36	4,314,959
1,095,516	Pool #899800, 6.00%, 8/1/37	1,113,478
914,186	Pool #901412, 6.00%, 8/1/36	928,928
1,577,095	Pool #902759, 6.00%, 9/1/36	1,602,528
1,227,605	Pool #905438, 6.00%, 11/1/36	1,247,401
1,084,469	Pool #907646, 6.00%, 1/1/37	1,101,957
1,083,487	Pool #908671, 6.00%, 1/1/37	1,100,959
1,681,568	Pool #908672, 5.50%, 1/1/37	1,672,164
1,684,501	Pool #911730, 5.50%, 12/1/21	1,709,841
1,217,794	Pool #913995, 6.01%, 2/1/37	1,256,743
1,295,388	Pool #914428, 5.50%, 2/1/37	1,287,058
928,489	Pool #915944, 5.50%, 3/1/37	922,518
1,061,634	Pool #919368, 5.50%, 4/1/37	1,054,807
1,055,818	Pool #920972, 5.95%, 1/1/37	1,088,195
1,618,263	Pool #922582, 6.00%, 12/1/36	1,644,359
1,013,047	Pool #939465, 5.50%, 6/1/37	1,006,533
2,593,313	Pool #941204, 5.50%, 6/1/37	2,576,637
1,162,265	Pool #941205, 5.00%, 5/1/37	1,125,857
1,361,480	Pool #941206, 5.50%, 5/1/37	1,352,725
808,951	Pool #941487, 6.00%, 8/1/37	821,698
950,743	Pool #943394, 5.50%, 6/1/37	944,630
1,752,811	Pool #944502, 6.00%, 6/1/37	1,781,077
917,699	Pool #945853, 6.00%, 7/1/37	932,159
1,237,981	Pool #948600, 6.00%, 8/1/37	1,257,488
1,093,671	Pool #948672, 5.50%, 8/1/37	1,087,404
2,686,238	Pool #952598, 6.00%, 7/1/37	2,729,556
1,320,900	Pool #952623, 6.00%, 8/1/37	1,341,713
2,958,059	Pool #952632, 6.00%, 7/1/37	3,004,670
993,795	Pool #952649, 6.00%, 7/1/37	1,009,821
2,100,607	Pool #952659, 6.00%, 8/1/37	2,134,481
1,107,034	Pool #952665, 6.00%, 8/1/37	1,124,478
944,335	Pool #952678, 6.50%, 8/1/37	977,023
654,814	Pool #952693, 6.50%, 8/1/37	677,480
1,418,595	Pool #956050, 6.00%, 12/1/37	1,443,643
2,692,783	Pool #957324, 5.43%, 5/1/18	2,727,378
1,011,402	Pool #960919, 5.00%, 2/1/38	978,139
722,266	Pool #966194, 6.00%, 11/1/37	733,647
872,747	Pool #972648, 5.50%, 2/1/38	867,048
1,157,353	Pool #975137, 5.00%, 5/1/38	1,120,633
1,110,608	Pool #975769, 5.50%, 3/1/38	1,104,127
1,317,692	Pool #982656, 5.50%, 6/1/38	1,309,088
1,131,219	Pool #982898, 5.00%, 5/1/38	1,094,016
1,151,766	Pool #983033, 5.00%, 5/1/38	1,113,887
1,413,778	Pool #984842, 5.50%, 6/1/38	1,404,545
1,034,812	Pool #986230, 5.00%, 7/1/38	1,002,396
2,408,778	Pool #986957, 5.50%, 7/1/38	2,393,048
1,641,418	Pool #986958, 5.50%, 7/1/38	1,630,699

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 1,010,243	Pool #986985, 5.00%, 7/1/23	$1,006,966
2,193,627	Pool #990510, 5.50%, 8/1/38	2,168,334
1,757,777	Pool #990511, 6.00%, 8/1/38	1,776,511

		393,562,516

Freddie Mac — 30.55%
439,240	Pool #A10124, 5.00%, 6/1/33	427,128
570,268	Pool #A10548, 5.00%, 6/1/33	554,542
1,962,723	Pool #A12237, 5.00%, 8/1/33	1,908,600
597,359	Pool #A12969, 4.50%, 8/1/33	561,903
945,251	Pool #A12985, 5.00%, 8/1/33	919,185
801,100	Pool #A12986, 5.00%, 8/1/33	779,010
971,855	Pool #A12987, 5.00%, 8/1/33	945,055
1,014,321	Pool #A14028, 4.50%, 9/1/33	954,117
1,660,244	Pool #A14325, 5.00%, 9/1/33	1,614,462
398,817	Pool #A15268, 6.00%, 10/1/33	406,308
1,536,330	Pool #A15579, 5.50%, 11/1/33	1,531,099
718,007	Pool #A17393, 5.50%, 12/1/33	715,562
815,325	Pool #A17397, 5.50%, 1/1/34	813,059
1,408,191	Pool #A18617, 5.50%, 1/1/34	1,404,276
578,498	Pool #A19019, 5.50%, 2/1/34	576,890
634,782	Pool #A19362, 5.50%, 2/1/34	633,017
506,797	Pool #A20069, 5.00%, 3/1/34	492,030
1,130,772	Pool #A20070, 5.50%, 3/1/34	1,127,628
1,477,702	Pool #A20540, 5.50%, 4/1/34	1,473,593
575,543	Pool #A20541, 5.50%, 4/1/34	573,943
867,641	Pool #A21679, 5.50%, 4/1/34	865,229
1,430,698	Pool #A21681, 5.00%, 4/1/34	1,389,010
787,704	Pool #A23192, 5.00%, 5/1/34	764,752
2,233,521	Pool #A25310, 5.00%, 6/1/34	2,168,440
867,246	Pool #A25311, 5.00%, 6/1/34	841,976
688,718	Pool #A25600, 5.50%, 8/1/34	686,803
176,728	Pool #A26269, 5.50%, 8/1/34	176,237
91,058	Pool #A26270, 6.00%, 8/1/34	92,690
579,570	Pool #A26386, 6.00%, 9/1/34	589,550
821,080	Pool #A26395, 6.00%, 9/1/34	835,219
963,353	Pool #A26396, 5.50%, 9/1/34	960,675
1,899,478	Pool #A28241, 5.50%, 10/1/34	1,894,197
1,155,676	Pool #A30055, 5.00%, 11/1/34	1,122,002
1,738,392	Pool #A30056, 5.50%, 12/1/34	1,733,558
885,317	Pool #A30591, 6.00%, 12/1/34	900,562
920,139	Pool #A31135, 5.50%, 12/1/34	917,581
1,732,862	Pool #A31938, 5.50%, 3/1/35	1,722,900
574,819	Pool #A32976, 5.50%, 8/1/35	571,514
1,003,583	Pool #A33167, 5.00%, 1/1/35	974,341
2,343,995	Pool #A34999, 5.50%, 4/1/35	2,330,520
749,174	Pool #A35628, 5.50%, 6/1/35	744,867
2,481,224	Pool #A37185, 5.00%, 9/1/35	2,404,274
2,243,750	Pool #A38830, 5.00%, 5/1/35	2,174,165
894,250	Pool #A39561, 5.50%, 11/1/35	889,110
2,267,991	Pool #A40538, 5.00%, 12/1/35	2,197,654
493,725	Pool #A41442, 5.50%, 12/1/35	491,179
1,002,546	Pool #A42095, 5.50%, 1/1/36	996,782
1,734,928	Pool #A42097, 5.00%, 1/1/36	1,681,370
624,929	Pool #A42098, 5.50%, 1/1/36	621,336
868,272	Pool #A42099, 6.00%, 1/1/36	881,867
884,014	Pool #A42802, 5.00%, 2/1/36	856,598
2,075,867	Pool #A42803, 5.50%, 2/1/36	2,063,933
1,140,039	Pool #A42804, 6.00%, 2/1/36	1,157,889
1,395,596	Pool #A42805, 6.00%, 2/1/36	1,417,447
760,498	Pool #A44637, 5.50%, 4/1/36	755,580
819,396	Pool #A44638, 6.00%, 4/1/36	831,457
1,281,651	Pool #A45396, 5.00%, 6/1/35	1,244,307
1,010,252	Pool #A46321, 5.50%, 7/1/35	1,004,444
1,825,501	Pool #A46735, 5.00%, 8/1/35	1,768,887
1,384,763	Pool #A46746, 5.50%, 8/1/35	1,376,802
789,700	Pool #A46747, 5.50%, 8/1/35	785,160
1,060,738	Pool #A46748, 5.50%, 8/1/35	1,054,640
706,647	Pool #A46996, 5.50%, 9/1/35	702,584
1,321,907	Pool #A46997, 5.50%, 9/1/35	1,318,232
1,485,663	Pool #A47552, 5.00%, 11/1/35	1,439,588
1,072,646	Pool #A47553, 5.00%, 11/1/35	1,039,380
836,412	Pool #A47554, 5.50%, 11/1/35	831,604
845,896	Pool #A48788, 5.50%, 5/1/36	839,579
1,115,680	Pool #A48789, 6.00%, 5/1/36	1,132,103
1,361,919	Pool #A49013, 6.00%, 5/1/36	1,381,966
1,168,746	Pool #A49526, 6.00%, 5/1/36	1,185,950
858,244	Pool #A49843, 6.00%, 6/1/36	870,877
1,188,302	Pool #A49844, 6.00%, 6/1/36	1,208,393
685,897	Pool #A49845, 6.50%, 6/1/36	708,928
1,114,706	Pool #A50128, 6.00%, 6/1/36	1,131,114
1,799,773	Pool #A59530, 5.50%, 4/1/37	1,785,208
1,259,012	Pool #A59964, 5.50%, 4/1/37	1,248,824
2,494,145	Pool #A60751, 5.50%, 5/1/37	2,473,961
1,307,475	Pool #A61754, 5.50%, 5/1/37	1,296,894
1,133,447	Pool #A61779, 5.50%, 5/1/37	1,124,275
1,142,283	Pool #A61915, 5.50%, 6/1/37	1,133,610
4,369,620	Pool #A61916, 6.00%, 6/1/37	4,431,209
4,852,762	Pool #A63456, 5.50%, 6/1/37	4,813,490
1,272,009	Pool #A64002, 5.50%, 7/1/37	1,261,716
1,580,338	Pool #A64012, 5.50%, 7/1/37	1,567,706
1,032,457	Pool #A64015, 6.00%, 7/1/37	1,047,010
950,755	Pool #A64016, 6.50%, 7/1/37	982,382
1,807,061	Pool #A64447, 6.00%, 8/1/37	1,832,531
1,775,740	Pool #A64450, 6.00%, 8/1/37	1,800,768
293,148	Pool #A65713, 6.00%, 9/1/37	297,279
898,268	Pool #A65837, 6.00%, 9/1/37	912,995
1,377,125	Pool #A66043, 5.50%, 7/1/37	1,366,841
2,689,418	Pool #A66061, 5.50%, 8/1/37	2,667,653
2,168,038	Pool #A66116, 6.00%, 9/1/37	2,198,596
1,242,827	Pool #A66122, 6.00%, 8/1/37	1,260,344
1,629,888	Pool #A66133, 6.00%, 6/1/37	1,652,861
2,414,414	Pool #A66156, 6.50%, 9/1/37	2,494,729
2,310,831	Pool #A67630, 6.00%, 11/1/37	2,343,401
1,276,574	Pool #A68766, 6.00%, 10/1/37	1,294,567

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 1,198,642	Pool #A70292, 5.50%, 7/1/37	$1,189,691
1,646,540	Pool #A73038, 5.50%, 1/1/38	1,633,215
1,322,993	Pool #A73816, 6.00%, 3/1/38	1,341,641
1,182,076	Pool #A75113, 5.00%, 3/1/38	1,142,461
1,055,502	Pool #A76187, 5.00%, 4/1/38	1,020,129
2,633,058	Pool #A77394, 5.00%, 5/1/38	2,544,817
2,021,563	Pool #A77400, 5.50%, 5/1/38	2,005,203
1,139,236	Pool #A78354, 5.50%, 11/1/37	1,133,682
1,593,800	Pool #A79561, 5.50%, 7/1/38	1,584,567
21,760	Pool #B31069, 6.50%, 3/1/31	22,654
64,462	Pool #B31081, 7.00%, 3/1/31	68,059
93,941	Pool #B31082, 6.00%, 3/1/31	95,852
118,573	Pool #B31128, 6.00%, 9/1/31	120,985
93,929	Pool #B31139, 6.50%, 10/1/31	97,788
263,051	Pool #B31140, 6.50%, 10/1/31	273,857
90,241	Pool #B31141, 6.50%, 10/1/31	94,399
62,407	Pool #B31146, 6.50%, 10/1/31	64,970
80,726	Pool #B31150, 6.50%, 11/1/31	84,042
326,432	Pool #B31188, 6.00%, 1/1/32	332,869
29,949	Pool #B31206, 6.00%, 3/1/32	30,559
137,733	Pool #B31277, 6.50%, 8/1/32	143,348
118,146	Pool #B31292, 6.00%, 9/1/32	120,549
235,960	Pool #B31493, 5.00%, 2/1/34	229,085
528,891	Pool #B31516, 5.00%, 4/1/34	513,480
480,744	Pool #B31517, 5.00%, 4/1/34	467,168
430,061	Pool #B31532, 5.00%, 5/1/34	417,529
496,432	Pool #B31545, 5.00%, 5/1/34	481,967
245,531	Pool #B31546, 5.50%, 5/1/34	244,849
459,062	Pool #B31547, 5.50%, 5/1/34	457,786
675,283	Pool #B31550, 5.00%, 6/1/34	655,607
369,868	Pool #B31551, 5.50%, 6/1/34	368,724
491,132	Pool #B31587, 5.00%, 11/1/34	476,821
454,385	Pool #B31588, 5.50%, 11/1/34	453,121
586,121	Pool #B31642, 5.50%, 5/1/35	582,752
166,654	Pool #B50443, 5.00%, 11/1/18	167,884
320,033	Pool #B50450, 4.50%, 1/1/19	315,994
125,271	Pool #B50451, 5.00%, 1/1/19	125,531
243,855	Pool #B50458, 4.50%, 3/1/19	240,777
64,480	Pool #B50470, 4.50%, 4/1/19	63,666
242,444	Pool #B50496, 5.50%, 9/1/19	247,273
526,338	Pool #B50499, 5.00%, 11/1/19	527,427
115,379	Pool #B50500, 5.50%, 10/1/19	117,620
298,270	Pool #B50501, 4.50%, 11/1/19	294,507
261,033	Pool #B50504, 5.50%, 11/1/19	266,311
612,632	Pool #B50506, 5.00%, 11/1/19	614,268
318,794	Pool #C35457, 7.50%, 1/1/30	346,219
60,154	Pool #C37233, 7.50%, 2/1/30	65,329
93,210	Pool #C48137, 7.00%, 1/1/31	98,412
218,704	Pool #C48138, 7.00%, 2/1/31	230,910
45,300	Pool #C49785, 6.50%, 3/1/31	47,175
104,828	Pool #C50288, 6.50%, 4/1/31	109,167
57,046	Pool #C50753, 6.00%, 3/1/31	58,207
461,480	Pool #C51686, 6.50%, 5/1/31	480,436
201,831	Pool #C53210, 6.50%, 6/1/31	210,122
170,011	Pool #C53914, 6.50%, 6/1/31	176,995
97,650	Pool #C58555, 6.00%, 9/1/31	99,637
162,053	Pool #C60020, 6.50%, 11/1/31	168,710
362,845	Pool #C60804, 6.00%, 11/1/31	371,679
31,830	Pool #C62574, 6.50%, 12/1/31	33,138
86,567	Pool #C65200, 6.50%, 3/1/32	90,096
140,593	Pool #C65616, 6.50%, 3/1/32	146,369
64,561	Pool #C68324, 6.50%, 6/1/32	67,193
507,346	Pool #C71380, 6.00%, 9/1/32	517,351
811,248	Pool #C73273, 6.00%, 11/1/32	827,246
629,769	Pool #C73525, 6.00%, 11/1/32	642,503
999,969	Pool #C74672, 5.50%, 11/1/32	996,876
1,048,164	Pool #C77844, 5.50%, 3/1/33	1,044,595
173,144	Pool #C77845, 5.50%, 3/1/33	172,554
1,024,045	Pool #C78252, 5.50%, 3/1/33	1,020,558
959,003	Pool #C78380, 5.50%, 3/1/33	955,738
439,693	Pool #C79177, 5.50%, 5/1/33	438,196
235,881	Pool #C79178, 5.50%, 4/1/33	235,078
878,692	Pool #C79179, 5.50%, 5/1/33	875,700
2,041,818	Pool #C79180, 5.50%, 5/1/33	2,034,865
1,023,945	Pool #J00980, 5.00%, 1/1/21	1,024,784
903,176	Pool #J05466, 5.50%, 6/1/22	915,724
2,093,802	Pool #J07919, 4.50%, 5/1/23	2,038,592
1,346,299	Pool #N31468, 6.00%, 11/1/37	1,363,550

		165,807,247

Ginnie Mae — 1.93%
1,063,575	Pool #409117, 5.50%, 6/20/38	1,063,162
1,395,144	Pool #514702, 8.25%, 12/15/32	1,420,661
302,960	Pool #552186, 6.00%, 12/15/31	310,413
498,731	Pool #588448, 6.25%, 9/15/32	504,487
2,194,284	Pool #616936, 5.50%, 1/15/36	2,206,440
658,088	Pool #617904, 5.75%, 9/15/23	662,180
596,137	Pool #624106, 5.13%, 3/15/34	579,797
467,630	Pool #664269, 5.85%, 6/15/38	467,145
2,361,866	Pool #675509, 5.50%, 6/15/38	2,373,474
887,924	Pool #685140, 5.90%, 4/15/38	894,181

		10,481,940

Total U.S. Government Agency Backed Mortgages (Cost $ 574,288,249)		569,851,703

U.S. Government Agency Obligations — 12.88%
Community Reinvestment Revenue Notes — 1.78%
2,450,498	3.39%, 8/1/35(a)	2,421,573
7,250,000	3.98%, 8/1/35(a)	7,037,088
202,835	4.21%, 9/1/19(a)	202,922

		9,661,583

Small Business Administration — 6.70%
26,999,295	1.25%, 10/19/29(c)	776,294
1,054,821	2.41%, 11/15/26	1,027,009
1,384,418	2.55%, 4/15/33	1,380,871

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 342,933	2.55%, 9/14/29	$346,733
1,214,441	2.63%, 4/15/32	1,138,213
468,635	2.66%, 7/15/32	466,039
221,730	2.66%, 4/15/26	223,392
1,253,850	2.66%, 12/15/24	1,262,491
1,280,797	2.66%, 11/15/30	1,275,485
637,617	2.75%, 11/29/32	617,096
261,850	2.80%, 2/21/33	264,751
183,199	2.80%, 9/15/32	185,228
485,950	2.80%, 3/15/33	491,334
140,070	2.88%, 1/1/32	139,664
818,163	2.88%, 2/15/32	823,285
1,477,126	2.88%, 9/15/32	1,475,565
1,452,294	2.90%, 3/14/18	1,464,196
269,432	3.00%, 9/27/30	272,417
199,337	3.00%, 6/15/18	201,546
1,241,282	3.58%, 7/15/14	1,241,520
105,089	5.70%, 8/15/17	106,177
403,106	5.85%, 12/15/27	407,636
387,033	5.85%, 9/27/13	393,567
122,214	5.86%, 11/15/22	123,438
354,068	5.98%, 6/9/26	351,431
211,012	6.00%, 4/15/22	210,461
553,679	6.03%, 10/31/32	552,169
437,803	6.10%, 10/15/27	437,041
1,365,325	6.13%, 4/15/31	1,371,763
258,757	6.15%, 1/10/32	260,258
19,644	6.15%, 1/10/32	20,814
44,294	6.20%, 8/4/14	44,939
178,461	6.25%, 9/15/27	179,707
1,100,472	6.28%, 8/15/17	1,117,658
249,199	6.30%, 4/15/18	253,451
81,111	6.33%, 3/15/27	82,184
632,969	6.35%, 8/13/26	642,212
1,104,739	6.45%, 2/19/32	1,106,102
266,495	6.50%, 3/30/32	267,670
54,484	6.51%, 7/6/27	54,901
92,757	6.53%, 1/2/27	93,754
68,326	6.69%, 5/28/24	69,824
432,193	6.71%, 3/15/27	440,838
101,675	7.08%, 9/1/13	104,109
227,265	7.08%, 1/19/14	232,829
101,664	7.27%, 8/1/14	104,721
131,533	7.33%, 7/1/16	136,170
275,704	7.33%, 7/1/16	285,425
282,301	7.33%, 7/1/16	292,254
226,561	7.33%, 2/23/16	234,459
224,592	7.38%, 4/1/15	232,305
72,903	7.38%, 1/1/15	75,376
88,381	7.58%, 8/1/16	92,246
272,570	7.83%, 10/3/16	286,937
31,976	7.83%, 11/1/13	33,293
28,645	7.83%, 4/5/14	29,874
31,059	8.08%, 2/15/14	32,558
58,429	8.08%, 10/1/16	62,010
8,049	8.33%, 11/1/11	8,335
71,502	8.58%, 1/29/12	74,454
21,927	8.58%, 2/25/14	23,252
7,179	9.58%, 2/15/12	7,599
10,086	9.58%, 2/15/12	10,675
398,634	Pool #506622, 2.30%, 4/25/28(b)	396,829
723,576	Pool #506737, 2.30%, 3/25/29(b)	720,215
2,181,472	Pool #507588, 2.30%, 9/25/30(b)	2,171,662
586,685	Pool #507101, 2.35%, 11/25/29(b)	585,007
309,273	Pool #506941, 2.35%, 3/25/28(b)	308,444
476,798	Pool #506084, 2.38%, 6/25/18(b)	475,117
163,430	Pool #506173, 2.40%, 10/25/10(b)	162,826
1,083,634	Pool #506870, 2.40%, 3/25/14(b)	1,080,119
1,398,005	Pool #507516, 4.88%, 10/25/15(b)	1,454,866
1,412,481	Pool #507495, 5.13%, 10/25/15(b)	1,468,892
465,511	Pool #507411, 5.13%, 5/25/16(b)	478,674
962,252	Pool #507590, 5.33%, 12/25/15(b)	1,005,973
36,244	Pool #506586, 5.63%, 1/25/09(b)	36,151

		36,364,780

United States Department of Agriculture — 4.40%
35,860	3.85%, 6/25/10	35,418
317,499	4.45%, 4/2/18	305,781
218,678	5.09%, 3/1/20	214,434
384,930	5.25%, 10/26/22	377,845
82,313	5.33%, 12/4/14	82,976
360,000	5.55%, 10/20/32	356,939
342,000	5.55%, 10/20/32	339,121
181,863	5.59%, 1/20/38	180,310
549,778	5.60%, 11/29/30	548,238
246,173	5.63%, 6/1/20	246,373
380,328	5.63%, 4/15/27	379,647
426,251	5.63%, 4/1/27	425,197
73,800	5.64%, 1/20/38	73,458
292,932	5.64%, 1/20/33	292,272
854,100	5.64%, 1/20/38	849,484
108,000	5.66%, 1/20/38	107,671
108,900	5.66%, 10/20/32	109,308
288,423	5.70%, 1/20/38	288,472
223,200	5.73%, 4/20/37	224,674
489,955	5.73%, 2/1/30	493,455
794,118	5.75%, 1/20/33	799,019
201,709	5.80%, 8/1/20	203,923
107,124	5.83%, 11/1/20	108,621
20,255	5.88%, 1/31/11	20,449
143,038	5.91%, 12/4/37	145,856
90,000	5.92%, 10/20/37	91,433
225,000	5.93%, 2/20/33	230,360
135,000	5.98%, 12/20/37	132,936
422,316	5.98%, 12/31/26	418,812
208,800	5.99%, 11/1/32	208,615
136,104	6.00%, 10/20/37	134,258

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Principal Amount		Value
$ 69,643	6.00%, 10/20/37	$68,698
193,317	6.00%, 10/20/37	190,696
311,154	6.00%, 1/10/37	305,805
135,000	6.01%, 11/8/32	135,067
179,757	6.01%, 7/20/36	177,297
225,000	6.01%, 1/20/38	221,869
364,500	6.02%, 10/20/37	360,015
342,146	6.04%, 2/1/27	340,648
164,044	6.04%, 2/1/27	163,270
191,928	6.05%, 1/5/26	191,617
418,500	6.05%, 1/1/37	414,460
518,089	6.07%, 4/20/37	511,149
148,500	6.08%, 7/1/32	149,282
116,466	6.09%, 5/17/22	115,909
203,774	6.10%, 8/25/37	201,365
122,279	6.10%, 1/1/13	123,805
123,898	6.10%, 3/15/11	124,841
359,483	6.11%, 7/20/32	362,179
111,693	6.11%, 1/15/29	112,328
648,146	6.11%, 2/2/37	653,943
823,392	6.12%, 7/20/37	819,318
202,319	6.12%, 4/20/37	201,408
305,137	6.12%, 1/26/37	302,753
139,381	6.13%, 8/1/19	140,478
148,153	6.13%, 11/1/26	148,394
138,975	6.13%, 4/16/27	141,083
714,269	6.13%, 4/4/27	725,168
307,408	6.13%, 4/19/27	312,072
749,346	6.13%, 5/15/14	762,017
293,240	6.13%, 7/29/19	295,580
630,407	6.13%, 5/31/14	637,464
113,539	6.13%, 7/20/22	114,303
103,500	6.18%, 1/20/38	103,466
261,434	6.20%, 1/20/37	261,698
116,358	6.22%, 6/1/37	116,669
62,834	6.23%, 2/1/27	63,300
410,339	6.23%, 3/14/32	415,071
616,603	6.25%, 1/1/37	616,640
123,642	6.28%, 3/1/14	125,687
89,346	6.28%, 2/1/28	90,147
85,271	6.33%, 3/2/27	86,372
224,459	6.38%, 1/31/37	226,447
243,302	6.38%, 2/16/37	245,540
57,116	6.38%, 3/1/27	58,014
782,051	6.51%, 4/20/37	780,906
883,179	6.63%, 12/15/23	900,047
201,722	6.64%, 4/20/37	203,321
221,555	6.88%, 2/3/17	227,862
450,641	6.88%, 2/3/22	463,650
662,019	7.00%, 6/3/22	677,599
255,167	7.13%, 12/10/16	262,521

		23,874,593

Total U.S. Government Agency Obligations (Cost $70,429,380)		69,900,956

Promissory Notes — 1.80%
9,375,000	Massachusett Housing Investment Corp. Term Loan, 6.67%, 4/1/35(d)	9,761,670

Total Promissory Notes (Cost $9,375,000)		9,761,670

Shares
Investment Company — 2.80%
15,228,171	Wells Fargo Prime Investment Money Market Fund	15,228,171

Total Investment Company (Cost $15,228,171)		15,228,171

Total Investments (Cost $684,932,001)(e) — 125.21%		679,682,583
Liabilities in excess of other assets — (25.21)%		(136,865,809)

NET ASSETS — 100.00%		$542,816,774

TBA Short Sale Commitment

Principal Amount		Proceeds	Value
$10,000,000	Fannie Mae 5.50%, 30 Year	$(9,656,250)	$(9,875,000)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

August 31, 2008 (Unaudited)

Abbreviations used are defined below:

AMBAC — Insured by American Municipal Bond Insurance Assurance Corp.

MBIA — Insured by MBIA

IO — Interest Only

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The total investment in restricted and illiquid securities representing $9,761,670 or 1.80% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	8/31/2008 Carrying Value Per Unit
$ 9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.04

(e)	See notes to Schedule of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedule of Portfolio Investments.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

August 31, 2008 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) was organized as a Delaware statutory trust on December 16, 2003. At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940, (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Tamarack Funds Trust, the Access Capital Community Investment Fund (the “Fund”), a registered open-end management company under the 1940 Act, effective July 28, 2008.

Voyageur Asset Management Inc, (“Voyageur”) acts as the investment adviser for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect amounts reported therein. Although actual results may differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

Security Valuation

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and adjusted to reflect the Community Reinvestment Act premium indicated by the independent pricing agent. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where fund management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

As of August 31, 2008, the book cost of securities and the breakdown of unrealized appreciation (depreciation) were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
$684,932,001	$3,379,457	$(8,628,875)	$(5,249,418)

Financial Instruments:

Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowing by a Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

For the period ended August 31, 2008, the average amount borrowed was approximately $158,083,171 and the daily weighted average interest rate was 2.44%.

Details of open reverse repurchase agreements at August 31, 2008 were as follows:

	Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclay’s Capital	2.70%	07/15/08	10/14/08	$32,571,796	$32,351,000
Barclays’s Capital	2.40	08/13/08	09/02/08	24,802,025	24,769,000
Deutsche Bank	2.32	05/27/08	09/11/08	30,114,232	29,908,000
Deutsche Bank	2.60	07/02/08	09/25/08	9,466,761	9,409,000
Deutsche Bank	2.60	08/22/08	10/27/08	9,441,792	9,397,000
Morgan Stanley	2.55	06/12/08	09/15/08	36,375,138	36,132,000

Details of underlying collateral pledged for open reverse repurchase agreements at August 31, 2008 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Barclays’s Capital
07/15/08 to 10/14/08
	Freddie Mac Pool #A40538 Gold	5.00%	12/01/35	$2,685,288	$2,197,654
	Freddie Mac Pool #A63456 Gold	5.50%	06/01/37	5,764,480	4,813,490
	Freddie Mac Pool #C79180 Gold	5.50%	05/01/33	5,227,374	2,034,865
	Freddie Mac Pool #A59964 Gold	5.50%	04/04/37	1,361,767	1,248,824
	Freddie Mac Pool #A68766 Gold	6.00%	10/01/37	1,287,503	1,294,567
	Freddie Mac Pool #A61915 Gold	5.50%	06/01/37	1,338,881	1,133,610
	Freddie Mac Pool #A48789 Gold	6.00%	05/01/36	1,296,983	1,132,103
	Freddie Mac Pool #A76187 Gold	5.00%	04/01/38	1,060,241	1,020,129
	Freddie Mac Pool #C77844 Gold	5.50%	03/01/33	1,876,059	1,044,595
	Freddie Mac Pool #J00980 Gold	5.00%	01/01/21	1,326,074	1,024,784
	Freddie Mac Pool #A64015 Gold	6.00%	07/01/37	1,045,568	1,047,010
	Freddie Mac Pool #C78252 Gold	5.50%	03/01/33	2,212,459	1,020,558
	Freddie Mac Pool #A23192 Gold	5.00%	05/01/34	1,455,150	764,752
	Freddie Mac Pool #A46321 Gold	5.50%	07/01/35	1,241,262	1,004,444
	Freddie Mac Pool #A42095 Gold	5.50%	01/01/36	1,404,067	996,782
	Freddie Mac Pool #C74672 Gold	5.50%	11/01/32	1,700,172	996,876
	Freddie Mac Pool #A12987 Gold	5.00%	08/01/33	1,113,587	945,055
	Freddie Mac Pool #A26395 Gold	6.00%	09/01/34	2,312,491	835,219
	Freddie Mac Pool #A44638 Gold	6.00%	04/01/36	1,497,984	831,457
	Freddie Mac Pool #A42099 Gold	6.00%	01/01/36	1,118,941	881,867
	Freddie Mac Pool #A30591 Gold	6.00%	12/01/34	2,306,871	900,562
	Freddie Mac Pool #A26396 Gold	5.50%	09/01/34	1,475,513	960,675
	Freddie Mac Pool #C78380 Gold	5.50%	03/01/33	1,613,134	955,738
	Freddie Mac Pool #A35628 Gold	5.50%	06/01/35	1,130,978	744,867
	Freddie Mac Pool #A49013 Gold	6.00%	05/01/36	1,861,933	1,381,966
	Freddie Mac Pool #A60751 Gold	5.50%	05/01/37	2,535,792	2,473,961

					$33,686,410

Barclay’s Capital
08/13/08 to 09/02/08
	Freddie Mac Pool #A30056 Gold	5.50%	12/01/34	$2,484,124	$1,733,558
	Freddie Mac Pool #A59530 Gold	5.50%	04/01/37	1,834,066	1,785,208
	Freddie Mac Pool #A64447 Gold	6.00%	08/01/37	1,830,974	1,832,531
	Freddie Mac Pool #A64450 Gold	6.00%	08/01/37	2,002,780	1,800,768
	Freddie Mac Pool #A73038 Gold	5.50%	05/01/38	1,994,474	1,633,215

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
	Freddie Mac Pool #A77400 Gold	5.50%	01/01/38	2,029,435	2,005,203
	Freddie Mac Pool #A66116 Gold	6.00%	09/01/37	2,385,658	2,198,596
	Freddie Mac Pool #A25310 Gold	5.00%	06/01/34	2,761,356	2,168,440
	Freddie Mac Pool #A66156 Gold	6.50%	09/01/37	3,183,626	2,494,729
	Freddie Mac Pool #A77394 Gold	5.00%	05/01/38	2,641,748	2,544,817
	Freddie Mac Pool #A66061 Gold	5.50%	08/01/37	2,817,220	2,667,653
	Freddie Mac Pool #A67630 Gold	6.00%	11/01/37	3,311,318	2,343,401
	Freddie Mac Pool #A66043 Gold	5.50%	07/01/37	1,677,272	1,366,841

					$26,574,960

Deutsche Bank
05/27/08 to 09/11/08
	Fannie Mae Pool #387590	4.90%	09/01/15	$9,665,206	$9,457,776
	Fannie Mae Pool #663159	5.00%	07/01/32	5,854,567	5,648,540
	Fannie Mae Pool #844361	5.50%	11/01/35	5,752,495	5,371,366
	Fannie Mae Pool #874136	5.57%	12/01/16	5,263,483	5,319,399
	Fannie Mae Pool #386608	5.37%	11/01/21	4,822,062	4,685,016

					$30,482,098

Deutsche Bank
07/02/08 to 09/25/08
	Freddie Mac Pool #A42804 Gold	6.00%	02/01/36	$2,241,545	$1,157,889
	Freddie Mac Pool #A42805 Gold	6.00%	02/01/36	1,979,429	1,417,447
	Freddie Mac Pool #A45396 Gold	5.00%	06/01/35	1,779,287	1,244,307
	Freddie Mac Pool #A46746 Gold	5.50%	08/01/35	1,447,702	1,376,802
	Freddie Mac Pool #A47552 Gold	5.00%	11/01/35	1,626,300	1,439,588
	Freddie Mac Pool #A12237 Gold	5.00%	08/01/33	3,653,834	1,908,601
	Freddie Mac Pool #A20540 Gold	5.50%	04/01/34	2,106,876	1,473,593

					$10,018,227

Deutsche Bank
08/22/08 to 10/27/08
	Freddie Mac Pool #A17393 Gold	5.50%	12/01/33	$1,201,216	$715,563
	Fannie Mae Pool #737198	5.00%	08/01/33	2,800,000	1,795,919
	Fannie Mae Pool #737250	5.00%	08/01/33	4,000,000	1,877,686
	Fannie Mae Pool #822008	5.00%	05/01/35	1,500,000	1,399,529
	Fannie Mae Pool #829275	5.00%	08/01/35	1,500,000	1,446,499
	Fannie Mae Pool #829276	5.00%	08/01/35	1,700,000	1,457,535
	Freddie Mac Pool #N31468 Gold	6.00%	11/01/37	1,358,192	1,363,550

					$10,056,281

Morgan Stanley
06/12/08 to 09/15/08
	Freddie Mac Pool #A14325 Gold	5.00%	09/01/33	$3,760,906	$1,614,462
	Freddie Mac Pool #A31938 Gold	5.50%	03/01/35	2,084,651	1,722,900
	Freddie Mac Pool #A34999 Gold	5.50%	04/01/35	3,547,310	2,330,520
	Freddie Mac Pool #A37185 Gold	5.00%	09/01/35	2,611,536	2,404,274
	Freddie Mac Pool #A38830 Gold	5.00%	05/01/35	2,800,967	2,174,165
	Freddie Mac Pool #759044	4.50%	10/01/18	8,960,527	4,809,585
	Fannie Mae Pool #777621	5.00%	02/01/34	4,671,948	3,032,868
	Fannie Mae Pool #806754	4.50%	09/01/34	4,398,818	3,754,340
	Fannie Mae Pool #806759	4.50%	09/01/34	6,051,442	3,988,095

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

Description	Rate	Maturity Date	Par	Market Value
Fannie Mae Pool #806761	5.50%	09/01/34	9,833,117	6,496,224
Freddie Mac Pool #A61916 Gold	6.00%	06/01/37	4,676,398	4,431,209
Freddie Mac Pool #B31588 Gold	5.50%	11/01/34	846,173	453,121

				$37,211,763

Derivatives — A derivative is a financial instrument which has a value that is based on (“derived from”) the value of one or more other assets, such as securities, currencies or commodities. Derivatives include options, futures, options on futures, and swap agreements (see additional disclosure below.) The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard bond and equity securities. Using derivatives requires an understanding not only of the underlying asset, index or interest rate, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, or otherwise seeking to add value to an individual portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is no guarantee that a particular derivative strategy will meet these objectives. The Funds will not use derivatives solely for speculative purposes. The Access Fund is permitted to use derivatives only for hedging purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: 1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; 2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; or 3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate. There is also the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate. Finally, the decision to purchase or sell a derivative depends in part upon the ability of the Advisor to forecast certain economic trends, such as interest rates. If the Advisor incorrectly forecasts these trends, or in the event or unanticipated market movement, there is a risk of loss to the portfolio upon liquidation of the derivative.

Futures — The Fund may enter into futures contracts, which are contracts between two parties for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges. Futures contracts may be based on various securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

The Fund had the following open futures contracts at August 31, 2008:

	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value
Ten Year Swap	425	September 2008	$(1,288,281)	$46,298,438
Ten Year Swap	220	September 2008	$(900,625)	$23,732,500
U.S. Treasury Long Bond	400	December 2008	$(62,500)	$46,862,500

Details of underlying collateral pledged for open futures contracts at August 31, 2008 were as follows:

Description	Rate	Maturity Date	Par	Market Value
Freddie Mac Pool #B31588 Gold	5.50%	11/01/34	$846,173	$453,121

Leverage — The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments. The Fund may also enter into reverse repurchase agreements. Typically the Fund borrows to satisfy repurchase offers, if necessary, but it also is authorized to borrow to finance additional investments. The Fund will borrow to finance additional investments only when the Advisor believes that the potential return on such additional investments will exceed the costs incurred in connection with the borrowing. A decision by the Advisor to cause the Fund to borrow additional funds will increase the amount of the management fee, which creates a potential conflict of interest.

Engaging in borrowings or entering into reverse repurchase agreements may be deemed to create leverage. The use of leverage increases investment risk. Although leverage can enhance return on invested capital, if the return on the investments purchased with borrowed funds fails to cover the fixed cost of the borrowings, or if the return is negative, the value of the Fund’s net assets will decline more rapidly than would be the case in the absence of leverage. For this reason, leverage increases investment risk and is considered a speculative investment technique. The Fund expects to be required to pledge portfolio assets as collateral for its borrowings. If the Fund is unable to service the borrowings, the Fund may risk the loss of such pledged assets. In addition, if the interest rates on floating or variable rate borrowings increase at a time when the Fund holds fixed-rate securities or the Fund holds variable rate securities whose interest rates do not increase as much as the rate on the Fund’s borrowings, the Fund’s income and yield will be adversely affected. Lenders also may require that the Fund agree to loan covenants that could restrict its investment flexibility in the future (e.g., by limiting the Fund’s ability to incur additional debt), and loan agreements may provide for acceleration of the maturity of the indebtedness if certain financial tests are not met. The Fund may be required to dispose of or seek prepayment of assets at a time it would otherwise not do so to repay indebtedness in a timely fashion. The Board of Trustees monitors the use of leverage.

TBA Commitments — The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Securities Sold Short — When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest declared or accrued during the period that the security is sold short.

Mortgage-Related Securities — Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

Obligations (“CMOs”). These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by the Government National Mortgage Association (“GNMA”)); or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Mortgage pass-through securities issued by private issuers may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit issued by governmental entities, private insurers or the mortgage poolers.

In addition, the Fund invests in fixed-income private placement debt securities in which the Fund may pay a premium for the community benefits embedded in each transaction, however, there can be no assurances that when making sales of the securities that the Funds will receive a premium from the purchaser.

Credit Enhancement — Most of the Fund’s investments will have one or more forms of credit enhancement. An investor (e.g., the Fund) in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. In the case of the Fund, these credit enhancers will include Fannie Mae, Freddie Mac, and Ginnie Mae, as well as FHA and other government sponsored enterprises (“GSEs”).

Recent Accounting Standards:

New Accounting Pronouncements — Effective November 30, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Adoption of Statement of Financial Accounting Standard No. 157 “Fair Value Measurements” (“FAS 157”) — In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, established a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of June 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows:

Level 1 — Quoted Prices	—
Level 2 — Other Significant Observable Inputs	$679,682,583
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$679,682,583

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

Level 1 — Quoted Prices	$(2,251,406)
Level 2 — Other Significant Observable Inputs	(152,646,744)
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Other financial instruments*	$(154,898,150)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, short sales, and reverse repurchase agreements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, and how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Tamarack Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date October 22, 2008

By (Signature and Title)*	/s/ James Gallo
James Gallo, Treasurer

Date October 23, 2008

*	Print the name and title of each signing officer under his or her signature.